Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expense And Other Assets Current [Abstract]
Schedule of Prepaid Expense and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Prepaid service fees	45,415	68,913
Staff advances	11,125	20,067
Interest receivable	—	17,052
Prepaid rental expenses (Note a)	63,134	—
Others	8,964	11,116
	128,638	117,148